PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The following table outlines the changes to property, plant and equipment during the year ended December 31, 2019:

	Land	Buildings	Manufacturing equipment	Computer equipment and software	Furniture, office equipment and other	Construction in progress	Total
	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2018	12,076	145,417	682,246	44,051	3,458	57,669	944,917
Adjustment on transition to IFRS 16	—	27,960	1,914	—	1,180	—	31,054
Additions – right-of-use assets	—	11,844	1,701	—	203	—	13,748
Additions – separately acquired	—	—	—	—	—	48,376	48,376
Assets placed into service	581	13,105	73,708	2,174	563	(90,131)	—
Disposals	(360)	(3,776)	(8,889)	(1,622)	(136)	(960)	(15,743)
Category reclassifications	—	(1,488)	1,488	—	—	—	—
Foreign exchange and other	(105)	769	3,445	121	26	(543)	3,713
Balance as of December 31, 2019	12,192	193,831	755,613	44,724	5,294	14,411	1,026,065
Accumulated depreciation and impairments
Balance as of December 31, 2018	979	71,576	454,004	38,460	2,466	356	567,841
Depreciation (1)	—	11,208	36,810	2,326	1,121	—	51,465
Impairments	—	236	1,211	149	18	607	2,221
Impairment reversals	—	—	(751)	—	—	—	(751)
Disposals	(360)	(2,501)	(7,996)	(1,595)	(105)	(960)	(13,517)
Foreign exchange and other	(10)	536	2,849	113	10	(3)	3,495
Balance as of December 31, 2019	609	81,055	486,127	39,453	3,510	—	610,754
Net carrying amount as of December 31, 2019	11,583	112,776	269,486	5,271	1,784	14,411	415,311
The following table outlines the changes to property, plant and equipment during the year ended December 31, 2020:

	Land	Buildings	Manufacturing equipment	Computer equipment and software	Furniture, office equipment and other	Construction in progress	Total
	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2019	12,192	193,831	755,613	44,724	5,294	14,411	1,026,065
Additions – right-of-use assets	—	2,284	974	—	806	—	4,064
Additions – separately acquired	—	—	—	—	—	45,464	45,464
Additions through business acquisitions	—	140	656	10	115	—	921
Assets placed into service	—	2,528	18,054	1,493	289	(22,364)	—
Disposals	—	(54)	(1,902)	(7)	(541)	(86)	(2,590)
Foreign exchange and other	(79)	1,605	3,216	247	217	(98)	5,108
Balance as of December 31, 2020	12,113	200,334	776,611	46,467	6,180	37,327	1,079,032
Accumulated depreciation and impairments
Balance as of December 31, 2019	609	81,055	486,127	39,453	3,510	—	610,754
Depreciation (1)	—	11,314	35,745	2,211	1,146	—	50,416
Impairments	—	—	127	—	—	86	213
Disposals	—	(54)	(845)	(7)	(531)	(86)	(1,523)
Foreign exchange and other		515	3,034	217	192	—	3,958
Balance as of December 31, 2020	609	92,830	524,188	41,874	4,317	—	663,818
Net carrying amount as of December 31, 2020	11,504	107,504	252,423	4,593	1,863	37,327	415,214
(1)    The difference between the depreciation additions presented above and depreciation expense included in the Company’s consolidated earnings is the amortization of government grants recognized in deferred income for the purchase and construction of plant and equipment in the amount of $0.2 million and $0.4 million as of December 31, 2020 and 2019, respectively. When the assets are placed into service, the deferred income is recognized as a credit to depreciation expense through cost of sales on a systematic basis over the related assets’ useful lives. Refer to Note 14 for additional information on the Company's forgivable government loans.
Capital expenditures incurred in the year ended December 31, 2020 were primarily to support investments in e-commerce-related production capacity, maintenance needs, initiatives supporting the efficiency and effectiveness of operations and other strategic initiatives. As of December 31, 2020, the Company had commitments to suppliers to purchase machinery and equipment totalling $17.0 million primarily to support e-commerce-related production capacity improvements and other strategic initiatives. It is expected that such amounts will be paid out in the next twelve months and will be funded by the Company's borrowings and cash flows from operating activities.
Capital expenditures incurred in the year ended December 31, 2019 were primarily to support the end stages of strategic initiatives completed during 2019 including: the greenfield manufacturing facilities in India and the capacity expansion project at the Midland, North Carolina manufacturing facility. Capital expenditures were also incurred to support other smaller-scale strategic and growth initiatives, including projects to support the integration of acquired operations.
During the year ended December 31, 2020, the loss on disposals amounted to $0.3 million ($0.6 million and $0.2 million loss on disposals in 2019 and 2018, respectively).
Supplemental information regarding property, plant and equipment is as follows for the years ended:

	December 31, 2020	December 31, 2019
Interest capitalized to property, plant and equipment	$458	$1,976
Weighted average capitalization rates	4.94%	7.56%
Additional information on the carrying amount of the right-of-use assets by class of assets and related depreciation expense is as follows as of and for the years ended:

	Buildings	Manufacturing equipment	Furniture, office equipment and other	Total
	$	$	$	$
December 31, 2020:
Carrying amount	32,795	15,916	917	49,628
Depreciation expense	5,923	3,230	746	9,899
December 31, 2019:
Carrying amount	36,263	18,348	866	55,477
Depreciation expense	5,331	3,248	796	9,375